Purchase of LAT Pharma (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Purchase Of Lat Pharma Tables
Schedule of Assets and Liabilities of LAT Pharma, Inc.

The assets and liabilities of LAT Pharma, Inc. were recorded at their respective fair values as of the closing date of the Merger Agreement, and the following table summarizes these values based on the balance sheet at April 11, 2016.

$2,303,682	Assets Purchased
260,193	Liabilities Assumed
2,043,489	Net Assets Purchased
2,389,200	Purchase Price
$345,711	Goodwill from Purchase

Intangible asset detail

$2,293,770	Intangible Intellectual Property
345,711	Goodwill
$2,639,481	Intangible Asset from Purchase

Under the 338(h)(10) election, all goodwill and intangibles related to the acquisition of LAT Pharma will be fully deductible for tax purposes.

The intangible intellectual property is amortized over 10 years.

	December 2016	December 2015
Intangible Assets subject to Amortization	$2,293,770	$—
Amortization Expense in current year	$57,344	$—
Accumulated Amortization at year end	$165,724	$—

The assets and liabilities of LAT Pharma, Inc. were recorded at their respective fair values as of the closing date of the Merger Agreement, and the following table summarizes these values based on the balance sheet at April 11, 2016.

$2,303,682	Assets Purchased
260,193	Liabilities Assumed
2,043,489	Net Assets Purchased
2,389,200	Purchase Price
$345,711	Goodwill from Purchase

Intangible asset detail

$2,293,770	Intangible Intellectual Property
345,711	Goodwill
$2,639,481	Intangible Asset from Purchase

The intangible intellectual property is amortized over 10 years.

	June 2016	June 2015
Intangible Assets subject to Amortization	$2,293,770	$—
Amortization Expense in current year	$51,036	$—
Accumulated Amortization at year end	$51,036	$—